Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Change In Working Capital [abstract]
Inventories	$ (195.1)	$ (132.1)	$ (89.9)
Trade and other receivables	38.5	47.7	(88.0)
Trade and other payables	22.4	(5.0)	6.1
Total change in working capital	$ (134.2)	$ (89.4)	$ (171.8)